Share Incentive Plan	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Incentive Plan
11.	Share Incentive Plan

The Company’s 2006 Plan provides for the grant of share options or other awards to employees, directors, advisors and consultants for the purchase of up to 25,544,054 ordinary shares. Share options vest over varying schedules as determined by the Company’s board of directors and typically expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the 2006 Plan.

Prior to the IPO, in determining the exercise prices for options granted, the board of directors considered the fair value of ordinary shares as of the grant date, based upon a variety of factors, including the results obtained from a third-party valuation, the Company’s financial position and financial performance, the status of technological developments of the Company’s proposed products, the composition and ability of the current scientific and management team, an evaluation or benchmark of the Company’s competition, the illiquid nature of the ordinary shares, sales of capital share including convertible preferred shares, the effect of the rights and preferences of Series A preferred shares, and the prospects of a liquidity event. Following the IPO, the fair value of the ordinary shares was determined based on the quoted market price of the ADSs. The Company has historically granted share options at exercise prices not less than the fair value of our ordinary shares.

In January 2019, the Company adopted the 2019 Share Incentive Plan (“2019 Plan”) and as a result no further awards will be made under the 2006 Plan. In addition, any ordinary shares subject to awards under the 2006 Plan that expire, are forfeited, or are otherwise surrendered, without having been fully exercised or resulting in any ordinary shares being issued will become available for issuance under the 2019 Plan, up to an additional 15,794,199 shares, which is the number of shares issuable pursuant to outstanding awards granted under the 2006 Plan. The 2019 Plan provides for the grant of shares or other awards to employees, directors, advisors and consultants for the purchase of up to 63,487,133 ordinary shares. Share options vest over varying schedules as determined by the Company’s board of directors and typically expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the 2019 Plan.

At December 31, 2019, there were 27,303,135 ordinary shares available for future grant under the 2019 Plan.

Total share-based compensation expense is as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Research and development	$1,195	$603	$722
General and administrative	2,049	674	565
Total	$3,244	$1,277	$1,287

As of December 31, 2019, total unrecognized compensation expense related to non-vested share options, net of related forfeiture estimates, was $7.5 million. The Company expects to recognize its remaining unrecognized share-based compensation expense over a weighted-average period of approximately 2.95 years.

The fair value of each share option granted to employees and directors was estimated on the date of grant using the following assumptions:

	Year Ended December 31,
	2019	2018	2017
Risk free interest rate	1.43% - 2.61%	2.65% - 3.12%	1.89% - 2.83%
Expected dividend yield	—	—	—
Expected term (in years)	5.4 - 6.4	6.0	6.0
Expected volatility	55% - 58%	59%	57%

The following table summarizes share option plan activity for the year ended December 31, 2019:

	Number of Shares	Weighted- Average Exercise Price	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2018	15,871,228	$1.06	6.7	$3,580,527
Granted	22,228,741	$0.96
Exercised	(58,960)	$0.84
Cancelled or forfeited	(1,914,638)	$1.11
Outstanding at December 31, 2019	36,126,371	$0.99	7.8	$-
Exercisable at December 31, 2019	15,869,209	$0.99	6.1	$-
Vested and expected to vest at December 31, 2019	30,523,472	$0.99	7.5	$-

The weighted average grant date fair value per share for awards granted during the year ended December 31, 2019, 2018 and 2017, was $0.53, $0.82 and $0.74, respectively.